CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) - Sep. 30, 2022	Total	$ / ¥
CONSOLIDATED STATEMENTS OF EQUITY
Foreign Currency Exchange Rate, Translation	7.0998	7.0998